Master Trust	12 Months Ended
Dec. 31, 2025
EBP 258
EBP, Master Trust [Line Items]
Master Trust	Master Trust
A portion of the Plan's investments are in a Stock Fund (the "Master Trust"), which was established by Legacy Enviri for the investment of assets of the Plan and another retirement plan sponsored by Legacy Enviri. Each participating retirement plan has an undivided interest in the Master Trust. The assets of the Master Trust are held by the trustee, custodian and recordkeeper, Principal Bank, a subsidiary of Principal Financial Group. The value of the Plan's interest in the Master Trust is based on the beginning of year value of the Plan's interest in the Master Trust, plus actual contributions received and allocated investment income (losses) recognized during the year, less actual distributions and allocated administrative expenses paid during the year. At December 31, 2025 and 2024, the Plan's interest in the net assets of the Master Trust was 62.99% and 63.60%, respectively. Investment income (loss) and administrative expenses relating to the Master Trust are allocated to the individual plans based on the amount of time each of the plan's assets were invested in the Master Trust.

The following table presents the net assets in the Master Trust.

	December 31, 2025		December 31, 2024
(In thousands)	Plan	Master Trust	Plan	Master Trust
Legacy Enviri common stock	$5,622	$8,925	$2,676	$4,208
Money market mutual fund	117	186	57	89
Total	$5,739	$9,111	$2,733	$4,297

The changes in net assets of the Master Trust for the year ended December 31, 2025 consist of the following:

(In thousands)	Plan	Master Trust
Net investment income (loss)	$3,404	$5,318
Net transfers in (out)	(398)	(504)
Net increase (decrease) in assets	3,006	4,814
Net assets:
Beginning of year	2,733	4,297
End of year	$5,739	$9,111

At December 31, 2025 and 2024, all assets of the Master Trust are classified within Level 1 of the fair value hierarchy discussed in Note 4, due to the fact that the inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.